Average Annual Total Returns{- Fidelity Advisor® Focused Emerging Markets Fund} - 10.31 Fidelity Advisor Emerging Markets Fund - AMCIZ PRO-13 - Fidelity Advisor® Focused Emerging Markets Fund	Fidelity Advisor Focused Emerging Markets Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Focused Emerging Markets Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Focused Emerging Markets Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Focused Emerging Markets Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Focused Emerging Markets Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Focused Emerging Markets Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Focused Emerging Markets Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Focused Emerging Markets Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Focused Emerging Markets Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Focused Emerging Markets Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Focused Emerging Markets Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Focused Emerging Markets Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Focused Emerging Markets Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Focused Emerging Markets Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Focused Emerging Markets Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Emerging Markets Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Emerging Markets Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Emerging Markets Fund - Class I Return Before Taxes Past 10 years	Fidelity Advisor Focused Emerging Markets Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor Focused Emerging Markets Fund-Class Z Return Before Taxes Past 5 years	Fidelity Advisor Focused Emerging Markets Fund-Class Z Return Before Taxes Since Inception		Fidelity Advisor Focused Emerging Markets Fund-Class Z Return Before Taxes Inception Date	IXYE0 Past 1 year	IXYE0 Past 5 years	IXYE0 Past 10 years
Total	21.73%	6.06%	3.98%	18.92%	5.60%	3.80%	14.90%	4.77%	3.27%	24.31%	6.27%	3.95%	27.18%	6.51%	3.81%	29.62%	7.70%	4.95%	29.81%	7.84%	7.20%	[1]	Aug. 13, 2013	18.47%	5.65%	3.73%

[1]	(a)Since inception August 13, 2013.